JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.8%
Aerospace & Defense — 0.3%
HEICO Corp., Class A	73	8,342

Airlines — 0.7%
Delta Air Lines, Inc. *	216	10,410
Southwest Airlines Co. *	121	7,378

		17,788

Automobiles — 0.2%
Thor Industries, Inc.	44	5,888

Banks — 4.7%
Citizens Financial Group, Inc.	367	16,220
Fifth Third Bancorp	545	20,394
First Republic Bank	61	10,218
Huntington Bancshares, Inc.	780	12,268
M&T Bank Corp.	134	20,325
Regions Financial Corp.	796	16,438
Signature Bank	25	5,709
TCF Financial Corp.	254	11,783
Zions Bancorp NA	178	9,796

		123,151

Beverages — 1.1%
Constellation Brands, Inc., Class A	100	22,908
Keurig Dr Pepper, Inc.	195	6,718

		29,626

Biotechnology — 2.3%
Agios Pharmaceuticals, Inc. *	169	8,719
Alnylam Pharmaceuticals, Inc. *	77	10,875
Exact Sciences Corp. *	114	14,980
Exelixis, Inc. *	367	8,289
Ionis Pharmaceuticals, Inc. * (a)	73	3,296
Neurocrine Biosciences, Inc. *	76	7,430
Seagen, Inc. *	54	7,443

		61,032

Building Products — 2.1%
Fortune Brands Home & Security, Inc.	312	29,905
Trane Technologies plc	93	15,399
Trex Co., Inc. *	116	10,582

		55,886

Capital Markets — 4.8%
Ameriprise Financial, Inc.	99	22,931
Blackstone Group, Inc. (The), Class A	104	7,773
Charles Schwab Corp. (The)	231	15,057
Evercore, Inc., Class A	64	8,458
MarketAxess Holdings, Inc.	19	9,660
MSCI, Inc.	17	7,280
Northern Trust Corp.	141	14,772
Raymond James Financial, Inc.	142	17,394
State Street Corp.	101	8,460
T. Rowe Price Group, Inc.	85	14,580

		126,365

Chemicals — 0.7%
Celanese Corp.	68	10,206
Valvoline, Inc.	326	8,491

		18,697

Commercial Services & Supplies — 0.5%
Copart, Inc. *	131	14,183

Communications Equipment — 0.8%
CommScope Holding Co., Inc. *	311	4,778
Motorola Solutions, Inc.	88	16,637

		21,415

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	40	13,331

Consumer Finance — 0.5%
Discover Financial Services	126	11,931

Containers & Packaging — 0.9%
Ball Corp.	46	3,915
Packaging Corp. of America	63	8,530
Silgan Holdings, Inc.	278	11,701

		24,146

Distributors — 0.8%
Genuine Parts Co.	71	8,233
LKQ Corp. *	283	11,981

		20,214

Diversified Financial Services — 0.3%
Voya Financial, Inc.	109	6,937

Electric Utilities — 1.8%
Edison International	215	12,623
Entergy Corp.	144	14,366
Xcel Energy, Inc.	312	20,722

		47,711

Electrical Equipment — 3.3%
Acuity Brands, Inc.	92	15,184
AMETEK, Inc.	193	24,645
Array Technologies, Inc. *	192	5,739
Generac Holdings, Inc. *	68	22,342
Hubbell, Inc.	97	18,080

		85,990

Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	229	15,129
CDW Corp.	84	13,907
Itron, Inc. *	86	7,624
Keysight Technologies, Inc. *	145	20,771
Littelfuse, Inc.	41	10,868
SYNNEX Corp.	146	16,710
Trimble, Inc. *	89	6,931
Zebra Technologies Corp., Class A *	41	20,006

		111,946

Entertainment — 2.0%
Roku, Inc. *	68	22,153
Spotify Technology SA *	63	16,997
Take-Two Interactive Software, Inc. *	77	13,549

		52,699

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 4.5%
American Campus Communities, Inc.	22	970
American Homes 4 Rent, Class A	306	10,205
AvalonBay Communities, Inc.	53	9,708
Boston Properties, Inc.	118	11,998
Brixmor Property Group, Inc.	352	7,114
Essex Property Trust, Inc.	25	6,722
Federal Realty Investment Trust	63	6,415
JBG SMITH Properties	141	4,486
Kimco Realty Corp.	422	7,914
Mid-America Apartment Communities, Inc.	36	5,253
Outfront Media, Inc. *	18	391
Rayonier, Inc.	314	10,122
Regency Centers Corp.	98	5,535
Rexford Industrial Realty, Inc.	65	3,271
Sun Communities, Inc.	30	4,500
Ventas, Inc.	98	5,224
Weyerhaeuser Co.	318	11,315
WP Carey, Inc.	92	6,514

		117,657

Food & Staples Retailing — 0.7%
Kroger Co. (The)	227	8,177
US Foods Holding Corp. *	241	9,185

		17,362

Food Products — 0.4%
Post Holdings, Inc. *	105	11,136

Gas Utilities — 0.6%
National Fuel Gas Co.	303	15,126

Health Care Equipment & Supplies — 2.8%
Align Technology, Inc. *	24	12,943
Cooper Cos., Inc. (The)	30	11,580
Dexcom, Inc. *	23	8,360
Insulet Corp. *	46	12,088
ResMed, Inc.	55	10,659
Zimmer Biomet Holdings, Inc.	114	18,187

		73,817

Health Care Providers & Services — 5.0%
Acadia Healthcare Co., Inc. *	123	7,046
Amedisys, Inc. *	37	9,718
AmerisourceBergen Corp.	118	13,978
Centene Corp. *	125	7,970
Cigna Corp.	98	23,573
Henry Schein, Inc. *	146	10,127
Humana, Inc.	11	4,711
Laboratory Corp. of America Holdings *	74	18,898
McKesson Corp.	100	19,525
Universal Health Services, Inc., Class B	104	13,932

		129,478

Health Care Technology — 0.8%
Teladoc Health, Inc. * (a)	67	12,149
Veeva Systems, Inc., Class A *	37	9,554

		21,703

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A * (a)	24	4,535
Chipotle Mexican Grill, Inc. *	10	13,985
Darden Restaurants, Inc.	45	6,383
DraftKings, Inc., Class A *	168	10,279
Las Vegas Sands Corp. *	188	11,447
Royal Caribbean Cruises Ltd. *	87	7,482

		54,111

Household Durables — 1.9%
Garmin Ltd.	82	10,826
Helen of Troy Ltd. * (a)	46	9,648
Mohawk Industries, Inc. *	71	13,686
Newell Brands, Inc.	630	16,866

		51,026

Household Products — 0.3%
Energizer Holdings, Inc.	171	8,125

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	119	19,555

Insurance — 3.3%
Alleghany Corp. *	12	7,756
Hartford Financial Services Group, Inc. (The)	192	12,810
Lincoln National Corp.	155	9,651
Loews Corp.	415	21,304
Marsh & McLennan Cos., Inc.	81	9,839
Progressive Corp. (The)	173	16,497
WR Berkley Corp.	125	9,451

		87,308

Interactive Media & Services — 2.2%
Bumble, Inc., Class A * (a)	114	7,128
InterActiveCorp. *	41	8,942
Match Group, Inc. *	136	18,749
Pinterest, Inc., Class A *	181	13,429
Zillow Group, Inc., Class C * (a)	69	8,919

		57,167

Internet & Direct Marketing Retail — 0.9%
Booking Holdings, Inc. *	4	9,319
Chewy, Inc., Class A * (a)	90	7,641
Expedia Group, Inc. *	45	7,707

		24,667

IT Services — 2.5%
Affirm Holdings, Inc. * (a)	40	2,826
Global Payments, Inc.	75	15,099
MongoDB, Inc. *	35	9,253
Okta, Inc. *	55	12,084
Snowflake, Inc., Class A *	17	3,910
Square, Inc., Class A *	27	6,130
Twilio, Inc., Class A *	46	15,675

		64,977

Leisure Products — 0.3%
Brunswick Corp.	93	8,822

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	60	7,616
Maravai LifeSciences Holdings, Inc., Class A *	275	9,805
Mettler-Toledo International, Inc. *	12	13,868

		31,289

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Machinery — 4.7%
IDEX Corp.	65	13,639
Ingersoll Rand, Inc. *	267	13,150
ITT, Inc.	331	30,121
Lincoln Electric Holdings, Inc.	117	14,373
Middleby Corp. (The) *	100	16,525
Snap-on, Inc.	63	14,465
Stanley Black & Decker, Inc.	55	11,029
Timken Co. (The)	131	10,601

		123,903

Media — 1.7%
Discovery, Inc., Class C *	251	9,273
Liberty Broadband Corp., Class C *	126	18,949
Liberty Media Corp.-Liberty SiriusXM, Class C * (a)	393	17,323

		45,545

Metals & Mining — 0.8%
Freeport-McMoRan, Inc. *	663	21,819

Multiline Retail — 0.4%
Kohl’s Corp.	156	9,274

Multi-Utilities — 1.6%
CMS Energy Corp.	274	16,777
Sempra Energy	57	7,560
WEC Energy Group, Inc.	181	16,939

		41,276

Oil, Gas & Consumable Fuels — 1.9%
Cabot Oil & Gas Corp.	424	7,962
Diamondback Energy, Inc.	274	20,113
EQT Corp. *	316	5,881
Equitrans Midstream Corp.	446	3,640
Williams Cos., Inc. (The)	527	12,475

		50,071

Pharmaceuticals — 1.7%
Catalent, Inc. *	107	11,242
Horizon Therapeutics plc *	192	17,653
Jazz Pharmaceuticals plc *	54	8,842
Royalty Pharma plc, Class A (a)	178	7,756

		45,493

Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	163	13,122
CoStar Group, Inc. *	8	6,490
Equifax, Inc.	73	13,204
IHS Markit Ltd.	149	14,387
Leidos Holdings, Inc.	116	11,197

		58,400

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	205	16,229
Cushman & Wakefield plc *	46	752

		16,981

Road & Rail — 1.1%
Lyft, Inc., Class A *	185	11,671
Old Dominion Freight Line, Inc.	69	16,662

		28,333

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	128	10,076
Analog Devices, Inc.	88	13,665
Cree, Inc. *	64	6,920
Enphase Energy, Inc. *	64	10,411
Entegris, Inc.	162	18,101
Lam Research Corp.	25	14,673
Marvell Technology Group Ltd. (a)	146	7,131
Microchip Technology, Inc.	115	17,885
SolarEdge Technologies, Inc. *	56	16,010
Teradyne, Inc.	122	14,808
Xilinx, Inc.	59	7,360

		137,040

Software — 6.8%
ACV Auctions, Inc., Class A *	109	3,757
Avalara, Inc. *	49	6,551
Cadence Design Systems, Inc. *	137	18,713
Coupa Software, Inc. *	36	9,187
Crowdstrike Holdings, Inc., Class A *	80	14,567
DocuSign, Inc. *	59	11,965
Five9, Inc. *	81	12,647
HubSpot, Inc. *	38	17,033
NortonLifeLock, Inc.	606	12,877
RingCentral, Inc., Class A *	48	14,415
Synopsys, Inc. *	109	26,922
Trade Desk, Inc. (The), Class A *	25	16,417
Zscaler, Inc. *	58	9,881

		174,932

Specialty Retail — 5.0%
AutoZone, Inc. *	13	18,548
Best Buy Co., Inc.	142	16,251
Burlington Stores, Inc. *	46	13,613
CarMax, Inc. *	88	11,674
Gap, Inc. (The) *	404	12,032
National Vision Holdings, Inc. *	145	6,339
O’Reilly Automotive, Inc. *	35	17,601
Tractor Supply Co.	99	17,495
Ulta Beauty, Inc. *	47	14,624

		128,177

Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc. *	119	10,614
Lululemon Athletica, Inc. *	30	9,210
Ralph Lauren Corp. *	102	12,561

		32,385

TOTAL COMMON STOCKS (Cost $1,641,666)		2,564,233

SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $57,394)	57,371	57,400

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c)	31,990	31,993
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	5,744	5,744

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $37,737)		37,737

TOTAL SHORT-TERM INVESTMENTS (Cost $95,131)		95,137

Total Investments — 101.4% (Cost $1,736,797)		2,659,370
Liabilities in Excess of Other Assets — (1.4)%		(36,936)

Net Assets — 100.0%		2,622,434

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $38,232.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,659,370	$—	$—	$2,659,370

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$40,612	$713,879	$697,076	$(11)	$(4)	$57,400	57,371	$45	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	—	226,000	194,000	(7)	—	31,993	31,990	31	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	—	108,638	102,894	—	—	5,744	5,744	1	—

Total	$40,612	$1,048,517	$993,970	$(18)	$(4)	$95,137		$77	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.